Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Summary of activity for related party loans
(Dollars in thousands)
	2022	2021
Beginning balance	$2,687	1,852
Disbursements	4,090	3,636
Repayments	(3,396)	(2,801)
Ending balance	$3,381	2,687